EMPLOYEE BENEFITS - Actuarial Assumptions (Details)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Discount rate	[1]	5.10%	2.90%	2.40%
Inflation	[1]	2.00%	2.00%	2.00%
Future salary increases	[1]	1.00%	1.00%	1.00%
Future pension increases	[1]	2.70%	2.50%	2.00%
Medical cost trend rate	[1]	6.40%	4.20%	4.50%
Life expectancy for an over 65 years old male		84 years	85 years	84 years
Life expectancy for an over 65 years old female		86 years	87 years	86 years
Top of range [member]
IfrsStatementLineItems [Line Items]
Discount rate	[1]	11.00%	10.00%	10.00%
Inflation	[1]	3.50%	3.50%	3.50%
Future salary increases	[1]	7.10%	7.10%	7.10%
Future pension increases	[1]	3.80%	3.80%	3.80%
Medical cost trend rate	[1]	7.10%	6.90%	6.90%
Life expectancy for an over 65 years old male		87 years	87 years	87 years
Life expectancy for an over 65 years old female		89 years	89 years	89 years
Weighted Average [Member]
IfrsStatementLineItems [Line Items]
Dental claims trend rate	[1]	3.50%	3.30%	3.30%

[1]	Includes assumptions in Brazil, Central America and Caribbean, Latin America - South and Canada.